Financial Instruments - Changes in Allowance for Doubtful Accounts (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Write-off of receivables	₩ 86,111	₩ 150,417	₩ 78,505